Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Computer equipment and software	Furniture and Fixture	Machinery & Equipment	Land and building	Total
Cost
Balance, December 31, 2016	$1,373	$2,102	$496	$-	$-	$3,971
Acquisition through business combination (note 3)	184	354	70	1,848	535	2,991
Additions	19	173	6	201	-	399
Disposals	-	(6)	-	(110)	-	(116)
Foreign currency translation	13	24	5	149	45	236
Balance, December 31, 2017	1,589	2,647	577	2,088	580	7,481
Additions	27	182	25	341	-	575
Disposals	(14)	(10)	(12)	(132)	-	(168)
Foreign currency translation	(10)	(34)	(4)	(189)	(51)	(288)
Balance, December 31, 2018	$1,592	$2,785	$586	$2,108	$529	$7,600

Accumulated Depreciation
Balance, December 31, 2016	$461	$1,882	$388	$-	$-	$2,731
Depreciation	166	361	85	436	9	1,057
Disposals	-	(5)	-	(105)	-	(110)
Foreign currency translation	-	(1)	-	3	-	2
Balance, December 31, 2017	627	2,237	473	334	9	$3,680
Depreciation	179	281	59	983	15	1,517
Disposals	(14)	(9)	(10)	(105)	-	(138)
Foreign currency translation	(2)	(21)	(4)	(84)	(3)	(114)
Balance, December 31, 2018	$790	$2,488	$518	$1,128	$21	$4,945

Net Book Value
Balance, December 31, 2016	$912	$220	$108	$-	$-	$1,240
Balance, December 31, 2017	$962	$410	$104	$1,754	$571	$3,801
Balance, December 31, 2018	$802	$297	$68	$980	$508	$2,655